Initial Public Offering	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Initial Public Offering
Note 3 — Initial Public Offering
On December 17, 2020, the Company consummated its Initial Public Offering of 37,375,000 Units, including 4,875,000 Over-Allotment Units at $10.00 per Unit, generating gross proceeds of approximately $373.8 million, and incurring offering costs of approximately $19.5 million, of which approximately $13.1 million was deferred underwriting commissions.
Each Unit consists of one Class A ordinary share, and
one-fourth
of one redeemable warrant (each, a “Public warrant”). Each Public warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6).

NOTE 4. INITIAL PUBLIC OFFERING
On December 17, 2020, the Company consummated its Initial Public Offering of
37,375,000
Units, including
4,875,000
Over-Allotment Units at $
10.00
per Unit, generating gross proceeds of approximately $
373.8
 million, and incurring offering costs of approximately $
19.5
 million, of which approximately $
13.1
 million was deferred underwriting commissions.
Each Unit consists of
one Class A ordinary share, and one-fourth of one redeemable warrant (each, a “Public warrant”). Each Public warrant entitles the holder to purchase one Class A ordinary share at a price of $
11.50
per share, subject to adjustment (see Note 7).